Commitments and Contingencies	3 Months Ended
Mar. 31, 2023
Prairie Operating Co LLC [Member]
Commitments and Contingencies

Note 3 – Commitments and Contingencies

The Company reimbursed members and others for reasonable, documented and customary out-of-pocket expenses incurred in connection with services provided related to the Company’s formation, the Merger and the Exok Acquisition (see Notes 1 and 5) upon closing. As of March 31, 2023, such expenses were approximately $10,000 and were not included in the financial statements.